Shareholder Report, Line Graph (Details) 198338_SGI Global Equity Fund_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional
Account Value [Line Items]
Accumulated Value	$ 1,937,480	$ 1,881,182	$ 1,569,735	$ 1,475,518	$ 1,624,995	$ 1,387,121	$ 1,327,011	$ 1,215,403	$ 1,091,456	$ 1,000,000	$ 2,365,444
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global BMI Total Return Index
Accumulated Value	2,686,990	2,313,343	1,881,276	1,656,271	1,977,868	1,514,841	1,308,164	1,321,167	1,177,487	1,000,000	$ 3,291,368
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI ACWI Net Total Return Index (USD)
Accumulated Value	$ 2,672,077	$ 2,307,599	$ 1,869,410	$ 1,640,551	$ 1,950,366	$ 1,516,135	$ 1,301,134	$ 1,304,754	$ 1,171,124	$ 1,000,000	$ 3,269,270